Organization and Business Description (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Jul. 12, 2019
Hangzhou Fengtai Technology Co., Ltd. (“Fengtai”) [Member]
Organization and Business Description (Textual)
Percentage of direct or indirect economic interest	92.00%
Dunhua Midtown Asset Management Registration Center Co., Ltd. (“Midtown”) [Member]
Organization and Business Description (Textual)
Percentage of direct or indirect economic interest	100.00%
Beijing Hengtai Puhui Information Services Co., Ltd (“Hengpu”) [Member]
Organization and Business Description (Textual)
Issuance of shares of common stock	1,440,894
NiSun International Enterprise Management Group (British Virgin Islands) Co., Ltd.(“NiSun BVI”) [Member]
Organization and Business Description (Textual)
Group acquired all of the equity amount		$ 7,000,000